Income Taxes (Details 5) - Non Capital Loss [member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Non Capital Losses Expires [Line Items]
Expires 2024	$ 335	$ 549
Expires 2025	426	777
Expires 2026	829	1,822
Expires 2027	719	4,419
Expires 2028	480	4,068
Expires 2029	2,732	7,615
Expires 2030	3,120	5,816
Expires 2031	3,439	3,519
Expires 2032	6,432	6,441
Expires 2033	10,297	10,311
Expires 2034	10,264	10,268
Expires 2035	15,609	15,641
Expires 2036	28,528	29,378
Expires 2037	31,963	32,384
Expires 2038	31,264	33,159
Expires 2039	25,580	26,914
Expires 2040	13,708	15,738
Expires 2041	20,816	22,575
Expires 2042	32,773	30,291
Expires 2043	21,823	0
Total	$ 261,137	$ 261,685